Filed electronically with the Securities and Exchange Commission on March 14, 2014

File No. 033-11802
File No. 811-05002

                 SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|__|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 93	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 94	|X|

DWS Variable Series II
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
(Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette, Secretary
DWS VARIABLE SERIES II
One Beacon Street
Boston, MA 02108
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

|__|	Immediately upon filing pursuant to paragraph (b)
|X|	On April 15, 2014 pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On __________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ______________ pursuant to paragraph (a)(2)
|__|	On _______________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:

|X|	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment relates solely to the following series and classes of the registrant:

•	DWS Risk Pilot Domestic VIP — Class B (now known as DWS Risk Pilot VIP)
•	DWS Risk Pilot VIP — Class B (now known as DWS Risk Pilot Discovery VIP)

This Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A for DWS Variable Series II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), solely for the purpose of delaying until April 15, 2014 the effectiveness of Post-Effective Amendment No. 91 to the Trust’s Registration Statement, which Amendment was filed with the Securities and Exchange Commission on December 19, 2013 (Accession No. 0000088053-13-001423) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and has an effective date of March 17, 2013.

PART A - PROSPECTUS

The Prospectus for DWS Risk Pilot Domestic VIP — Class B and DWS Risk Pilot VIP — Class B, both series of the Trust, is incorporated by reference to Part A of Post-Effective Amendment No. 91 to the Trust’s Registration Statement filed on December 19, 2013 (Accession No. 0000088053-13-001423).

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for DWS Risk Pilot Domestic VIP — Class B and DWS Risk Pilot VIP — Class B, both series of the Trust, is incorporated by reference to Part B of Post-Effective Amendment No. 91 to the Trust’s Registration Statement filed on December 19, 2013 (Accession No. 0000088053-13-001423).

PART C

The Part C for DWS Risk Pilot Domestic VIP — Class B and DWS Risk Pilot VIP — Class B, series of the Trust, both series of the Trust, is incorporated by reference to Part C of Post-Effective Amendment No. 91 to the Trust’s Registration Statement filed on December 19, 2013 (Accession No. 0000088053-13-001423).

This Post-Effective Amendment is not intended to update or amend any other Prospectuses or Statements of Additional Information of the Registrant’s other series or classes.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 12th day of March 2014.

                        DWS VARIABLE SERIES II

By: /s/Brian E. Binder
                        Brian E. Binder*
                        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	March 12, 2014

/s./Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	March 12, 2014

/s/John W. Ballantine
John W. Ballantine*	Trustee	March 12, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	March 12, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	March 12, 2014

/s/Keith R. Fox
Keith R. Fox*	Trustee	March 12, 2014

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	March 12, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	March 12, 2014

/s/Richard J. Herring
Richard J. Herring*	Trustee	March 12, 2014

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	March 12, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	March 12, 2014

SIGNATURE	TITLE	DATE

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	March 12, 2014

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	March 12, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	March 12, 2014

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post- Effective Amendment No. 91 to the Registration Statement filed on December 19, 2013; and as filed on May 1, 2008 in Post-Effective Amendment No. 63 to the Registration Statement.